UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08518
                                                     ---------

                              GAMCO Gold Fund, Inc.
                  -------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                  -------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              -------------
                   Date of reporting period: December 31, 2005
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              GAMCO GOLD FUND, INC.

                                  ANNUAL REPORT
                               DECEMBER 31, 2005





TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2005 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      The GAMCO Gold Fund appreciated by 33.6% for the year. This compares with a rise of 30.6% in 2005 for the XAU Index of leading gold and silver equities calculated by the Philadelphia Stock Exchange. For the year the average gold fund monitored by Lipper rose by 30.5%.

      In 2005 the gold price rallied by about 18% which compares with a return of over 30% for the XAU Index. As we look at the gold price and gold equities in the beginning of 2006, it is noticeable just how well they have performed in 2005.

      Among the Fund's top performing holdings for the past year were Miramar (+113.1%), which has large undeveloped deposits and could attract interest from larger companies. Another holding, Agnico-Eagle Mines Ltd., which is benefiting from its by-product credits and has excellent growth prospects, rose by 43.7%. Other significant holdings that outperformed include Lihir Gold Ltd. (+87.9%), Oxiana Ltd. (+75.8%) and Lonmin plc (+74.7%). Among Fund holdings of over 1% of total net assets that underperformed included IAMGOLD Corp. (+14.4%), Barrick Gold Corp. (+15.1%), Meridian Gold Inc. (+15.3%), and Glamis Gold Ltd. (+20.0%).

                                                    Sincerely yours,

                                                    /s/ Bruce N. Alpert

                                                    Bruce N. Alpert
                                                    President
February 15, 2006

                                [GRAPHIC OMITTED]
                               Plot Points Follow

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GAMCO GOLD FUND,
      THE LIPPER GOLD FUND AVERAGE AND THE PHILADELPHIA GOLD & SILVER INDEX


               GAMCO Gold      Lipper Gold   Philadelphia Gold
             Fund Class AAA   Fund Average    & Silver Index    S&P 500
   7/11/94       $10,000         $10,000         $10,000         $10,000
  12/31/94        11,070          10,043           9,733          10,359
  12/31/95        11,410          10,529          10,820          14,247
  12/31/96        12,320          11,745          10,573          17,516
  12/31/97         5,929           6,832           6,785          23,358
  12/31/98         5,716           6,116           5,986          30,038
  12/31/99         6,292           6,490           6,374          36,356
  12/31/00         5,312           5,407           4,927          33,047
  12/31/01         6,691           6,423           5,302          29,121
  12/31/02        12,526          10,466           7,610          22,688
  12/31/03        18,717          16,571          10,955          29,193
  12/31/04        16,680          15,196          10,112          32,366
  12/31/05        22,290          19,835          13,201          33,956

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2005 (A)
              ----------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                  Quarter      1 Year      3 Year      5 Year     10 Year   (7/11/94)
--------------------------------------------------------------------------------------------------------------------
  GAMCO GOLD FUND CLASS AAA ....................  14.09%       33.63%      21.18%     33.22%      6.92%      7.23%
  Philadelphia Gold and Silver Index ...........  13.68        30.55       20.16      21.72       2.02       2.27
  Lipper Gold Fund Average .....................  14.03        30.53       23.80      29.89       5.92       5.29
  S&P 500 Index ................................   2.08         4.91       14.38       0.54       9.07      11.24
  Class A ......................................  14.16        33.61       21.19      33.22       6.93       7.23
                                                   7.60(b)     25.96(b)    18.82(b)   31.66(b)    6.29(b)    6.68(b)
  Class B ......................................  13.92        32.58       20.26      32.61       6.68       7.01
                                                   8.92(c)     27.58(c)    19.56(c)   32.48(c)    6.68(c)    7.01(c)
  Class C ......................................  13.90        32.57       20.29      32.63       6.69       7.02
                                                  12.90(c)     31.57(c)    20.29(c)   32.63(c)    6.69(c)    7.02(c)

(a) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND ARE NET OF EXPENSES. RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. INVESTING IN GOLD IS CONSIDERED SPECULATIVE AND IS AFFECTED BY A VARIETY OF WORLDWIDE ECONOMIC, FINANCIAL, AND POLITICAL FACTORS.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 23, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

GAMCO GOLD FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2005 through December 31, 2005
                                                                   EXPENSE TABLE
================================================================================
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2005.

                 Beginning         Ending     Annualized      Expenses
               Account Value   Account Value   Expense       Paid During
                 07/01/05        12/31/05       Ratio          Period*
--------------------------------------------------------------------------------
GAMCO GOLD FUND, INC.
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA         $1,000.00      $1,413.10      1.48%          $ 9.00
Class A           $1,000.00      $1,414.00      1.48%          $ 9.01
Class B           $1,000.00      $1,408.00      2.23%          $13.53
Class C           $1,000.00      $1,408.00      2.23%          $13.53

HYPOTHETICAL 5% RETURN
Class AAA         $1,000.00      $1,017.74      1.48%          $ 7.53
Class A           $1,000.00      $1,017.74      1.48%          $ 7.53
Class B           $1,000.00      $1,013.96      2.23%          $11.32
Class C           $1,000.00      $1,013.96      2.23%          $11.32

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2005:

GAMCO GOLD FUND, INC.

North America ..................................     59.5%
South Africa ...................................     20.4%
Australia ......................................     11.3%
United Kingdom .................................      7.0%
America ........................................      2.1%
Russia .........................................      0.3%
Other Assets and Liabilities - (Net) ...........     (0.6%)
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005
================================================================================

                                                               MARKET
     SHARES                                     COST            VALUE
     ------                                     ----          -------
              COMMON STOCKS -- 99.5%
              METALS AND MINING -- 99.5%
              AUSTRALIA -- 11.3%
   2,000,000  Central Asia Gold Ltd.+ ......$  1,309,748  $    850,396
   1,210,000  Kingsgate Consolidated Ltd. ..   3,256,873     4,080,435
     399,762  Leviathan Resources Ltd.+ ....      66,296       301,857
   7,045,000  Lihir Gold Ltd.+ .............   5,795,012    11,259,023
     450,000  Newcrest Mining Ltd. .........   3,974,956     8,016,448
   9,808,750  Oxiana Ltd.+ .................   5,494,592    12,511,983
   1,000,000  Perseverance Corp. Ltd.+ .....     226,560       234,592
     500,000  Sino Gold Ltd.+ ..............     926,562     1,282,925
   5,175,000  Tanami Gold NL+ ..............     692,921       663,914
                                              ----------    ----------
                                              21,743,520    39,201,573
                                              ----------    ----------
              LATIN AMERICA -- 2.1%
     262,400  Compania de Minas Buenaventura
                SA, ADR ....................   4,498,780     7,425,920
                                            ------------  ------------
              NORTH AMERICA -- 58.4%
     479,000  Agnico-Eagle Mines Ltd.,
                New York ...................   6,403,122     9,465,030
     256,231  Agnico-Eagle Mines Ltd.,
                Toronto ....................   2,091,512     5,074,153
     555,400  Arizona Star Resource Corp.+ .     763,899     3,162,930
     300,000  Avnel Gold (a)(c)(d) .........     255,864       247,624
     500,000  Axmin Inc.+ ..................     167,044       240,871
   1,300,000  Axmin Inc.+ (b)(c) ...........     397,833       626,263
     225,000  Banro Corp.+ .................     584,209     1,906,534
     125,000  Banro Corp.+ (b)(c) ..........     373,580     1,059,185
     335,000  Barrick Gold Corp. ...........   6,518,625     9,336,450
     100,000  Eldorado Gold Corp.,
                New York+ ..................     173,000       490,000
   1,182,500  Eldorado Gold Corp.,
                Toronto+ ...................   2,617,471     5,788,141
     467,500  Eldorado Gold Corp.,
                Toronto+ (b)(c) ............     568,659     2,288,335
     487,500  Freeport-McMoRan Copper &
                Gold Inc., Cl. B ...........   8,447,076    26,227,500
     200,000  Gammon Lake Resources Inc.+ ..     791,787     2,376,016
     440,000  Glamis Gold Ltd., New York+ ..   4,919,900    12,091,200
     208,200  Glamis Gold Ltd., Toronto+ ...   1,465,135     5,725,970
     187,600  Goldcorp Inc., New York ......   1,867,154     4,179,728
     360,700  Goldcorp Inc., Toronto .......   1,381,366     8,036,587
     102,000  Golden Queen Mining Co. Ltd.+       46,564        33,343
   1,000,000  Golden Queen Mining Co.
                Ltd.+ (b)(c) ...............     393,794       326,896
     250,000  Golden Star Resources Ltd.,
                New York+ ..................     497,359       660,000
     575,000  Golden Star Resources Ltd.,
                Toronto+ ...................   1,277,879     1,528,453
     400,000  IAMGOLD Corp., New York ......   2,441,950     3,128,000

                                                               MARKET
     SHARES                                     COST            VALUE
     ------                                     ----          -------

   1,405,060  IAMGOLD Corp., Toronto .......$  6,510,090  $ 11,071,745
      30,000  Ivanhoe Mines Ltd., New York+      114,450       215,700
     270,000  Ivanhoe Mines Ltd., Toronto+..     589,798     1,939,438
     400,000  Jaguar Mining Inc.+ ..........     911,267     1,359,198
     660,000  Kinross Gold Corp., New York+    4,704,030     6,085,200
      75,000  Kinross Gold Corp., Toronto+..     571,416       692,933
     449,999  Kinross Gold Corp., Toronto+..   2,627,676     4,157,589
     645,295  Meridian Gold Inc., New York+   10,013,710    14,112,602
      70,000  Meridian Gold Inc., Toronto+..     301,514     1,534,346
     300,000  Miramar Mining Corp., New York+    364,650       750,000
     750,000  Miramar Mining Corp., Toronto+     904,848     1,883,952
     200,000  Miramar Mining Corp.,
                Toronto+ (b)(c) ............     300,679       502,387
      60,000  Nevsun Resources Ltd.,
                New York+ ..................      69,834       108,600
     775,000  Nevsun Resources Ltd.,
                Toronto+ ...................   1,747,294     1,400,060
     175,000  Nevsun Resources Ltd.,
                Toronto+ (b)(c) ............     354,761       316,143
     480,071  Newmont Mining Corp. .........  16,117,611    25,635,791
   5,000,000  Odyssey Resources
                Ltd. (a)(c)(d) .............     244,242       388,189
     150,000  Orezone Resources Inc.,
                New York+ ..................     133,523       283,500
   1,051,000  Orezone Resources Inc.,
                Toronto+ ...................     630,462     1,943,869
     174,147  Placer Dome Inc., Australia ..   1,550,935     3,942,362
     683,000  Placer Dome Inc., New York ...   8,209,627    15,661,190
      65,000  Placer Dome Inc., Toronto ....     836,246     1,488,494
   1,291,100  River Gold Mines Ltd.+ .......   2,192,797     1,032,924
     300,000  Semafo Inc.+ .................     437,616       510,990
   1,300,000  Wesdome Gold Mines Inc.+
                (b)(c) .....................   1,360,115     1,727,816
                                            ------------  ------------
                                             106,243,973   202,744,227
                                            ------------  ------------
              RUSSIA -- 0.3%
      10,000  JSC MMC Norilsk Nickel, ADR ..     932,750       950,000
                                            ------------  ------------
              SOUTH AFRICA -- 20.4%
      86,700  Anglo Platinum Ltd. ..........   3,654,519     6,261,857
     252,058  AngloGold Ashanti Ltd., ADR ..   8,628,733    12,434,021
     125,000  Gold Fields Ltd. .............   1,625,000     2,208,613
   1,283,249  Gold Fields Ltd., ADR ........  16,126,284    22,623,680
     200,000  Harmony Gold Mining Co. Ltd.+    2,614,946     2,683,524

                See accompanying notes to financial statements.

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================

                                                               MARKET
     SHARES                                     COST            VALUE
     ------                                     ----          -------

              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
              SOUTH AFRICA (CONTINUED)
   1,011,326  Harmony Gold Mining Co.
                Ltd., ADR+ .................$ 13,956,026  $ 13,197,804
      20,000  Impala Platinum Holdings Ltd.    1,450,762     2,945,871
     228,000  Impala Platinum Holdings Ltd.,
                ADR ........................   2,553,975     8,375,877
                                            ------------  ------------
                                              50,610,245    70,731,247
                                            ------------  ------------
              UNITED KINGDOM -- 7.0%
     500,000  Highland Gold Mining Ltd. ....   2,353,155     2,111,900
     120,000  Lonmin plc ...................   2,793,986     3,330,179
     258,333  Monterrico Metals plc+ .......     538,390     1,693,389
   1,067,200  Randgold Resources Ltd., ADR+    6,003,637    17,213,936
                                            ------------  ------------
                                              11,689,168    24,349,404
                                            ------------  ------------
              TOTAL COMMON STOCKS .......... 195,718,436   345,402,371
                                            ------------  ------------
              WARRANTS -- 1.1%
              NORTH AMERICA -- 1.1%
     145,500  Apollo Gold Corp.,
                expire 12/23/06+ (a)(c)(d)             0           709
     300,000  Avnel Gold,
                expire 11/29/07+ (a)(c)(d)             0         9,756
     490,000  Goldcorp Inc., expire 05/30/07+          0     2,044,389
   1,000,000  Golden Queen Mining Co. Ltd.,
                expire 01/27/06+ (a)(c)(d)             0             1
     100,000  Golden Star Resources Ltd.,
                expire 02/14/07+ ...........           0        57,637
     300,000  Mexgold Resources Inc.,
                expire 02/26/06+ (a)(c)(d)             0       309,387
     527,500  Northern Orion Resources Inc.,
                expire 05/29/08+ (b)(c) ....           0       930,255
   5,000,000  Odyssey Resources Ltd.,
                expire 10/26/07 (a)(c)(d) ..     180,675       255,391
                                            ------------  ------------
              TOTAL WARRANTS ...............     180,675     3,607,525
                                            ------------  ------------
              TOTAL
                 INVESTMENTS -- 100.6% .....$195,899,111   349,009,896
                                            ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- (0.6)% ............    (1,921,423)
                                                          ------------
              NET ASSETS -- 100.0% .....................  $347,088,473
                                                          ============


----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2005, the market value of fair valued securities amounted to $1,211,057 or 0.35% of total net assets.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the Rule 144A securities are considered liquid and the market value amounted to $7,777,280 or 2.24% of total net assets.
(c) At December 31, 2005, the Fund held investments in restricted securities amounting to $8,988,337 or 2.59% of net assets, which were valued under methods approved by the Board as follows:
                                                                      12/31/05
                                                                      CARRYING
ACQUISITION                               ACQUISITION   ACQUISITION     VALUE
  SHARES   ISSUER                            DATE          COST        PER UNIT
  -------- ------                         -----------   -----------    --------
  300,000  Avnel Gold ..................... 11/23/05    $ 255,864      $0.8254
  300,000  Avnel Gold Warrants
             expire 11/29/07 .............. 11/23/05           --       0.0325
  145,500  Apollo Gold Corp.
             Warrants expire 12/23/06 ..... 12/17/02           --       0.0049
1,300,000  Axmin Inc. ..................... 12/20/02      397,833       0.4817
  125,000  Banro Corp. .................... 03/25/04      373,580       8.4735
  467,500  Eldorado Gold Corp., Toronto ... 12/06/02      568,659       4.8948
1,000,000  Golden Queen Mining Co. Ltd. ... 01/13/04      393,794       0.3269
1,000,000  Golden Queen Mining Co. Ltd.
             Warrants expire 01/27/06 ..... 01/13/04           --       0.0000
  300,000  Mexgold Resources Inc.
             Warrants expire 02/26/06 ..... 02/13/04           --       1.0313
  200,000  Miramar Mining Corp., Toronto .. 07/24/03      300,679       2.5119
  175,000  Nevsun Resources Ltd., Toronto . 02/12/03      354,761       1.8065
  527,500  Northern Orion Resources Inc.
             Warrants expire 05/29/08 ..... 07/30/03           --       1.7635
5,000,000  Odyssey Resources Ltd. ......... 10/20/05      244,242       0.0776
5,000,000  Odyssey Resources Ltd.
             Warrants expire 10/26/07 ..... 10/20/05      180,675       0.0511
1,300,000  Wesdome Gold   Mines Inc. ...... 12/22/03    1,360,115       1.3291
(d) Illiquid security.
+   Non-income producing security.
ADR American Depository Receipt

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             -------      ------
North America .........................  59.1%   $206,351,752
South Africa ..........................   20.3     70,731,247
Asia/Pacific ..........................   11.2     39,201,573
Europe ................................    7.3     25,299,404
Latin America .........................    2.1      7,425,920
                                        ------   ------------
                                        100.0%   $349,009,896
                                        ======   ============

                 See accompanying notes to financial statements.

                              GAMCO GOLD FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================

ASSETS:
  Investments, at value (cost $195,899,111) ........ $349,009,896
  Foreign currency, at value (cost $618,947) .......      613,791
  Receivable for investments sold ..................    1,318,285
  Receivable for Fund shares sold ..................    1,278,360
  Dividends receivable .............................       94,975
  Other assets .....................................       11,455
                                                     ------------
  TOTAL ASSETS .....................................  352,326,762
                                                     ------------
LIABILITIES:
  Payable to custodian .............................    1,799,425
  Payable for investments purchased ................    1,546,541
  Payable for Fund shares redeemed .................    1,351,369
  Payable for investment advisory fees .............      281,751
  Payable for distribution fees ....................       74,787
  Dividends payable ................................          248
  Other accrued expenses ...........................      184,168
                                                     ------------
  TOTAL LIABILITIES ................................    5,238,289
                                                     ------------
  NET ASSETS applicable to 16,686,687
   shares outstanding .............................. $347,088,473
                                                     ============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value .... $     16,687
  Additional paid-in capital .......................  204,310,122
  Accumulated distributions in excess of net
   investment income ...............................  (10,125,124)
  Accumulated distributions in excess of net
   realized gain on investments and foreign
   currency transactions ...........................     (223,809)
  Net unrealized appreciation on investments .......  153,110,785
  Net unrealized depreciation on foreign
   currency translations ...........................         (188)
                                                     ------------
  NET ASSETS ....................................... $347,088,473
                                                     ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
   per share ($333,104,486 / 16,011,509
   shares outstanding; 375,000,000
   shares authorized) ..............................       $20.80
                                                           ======
  CLASS A:
  Net Asset Value and redemption price per share
   ($6,738,787 / 324,213 shares outstanding;
   250,000,000 shares authorized) ..................       $20.79
                                                           ======
  Maximum offering price per share (NAV / 0.9425,
   based on maximum sales charge of 5.75%
   of the offering price) ..........................       $22.06
                                                           ======
  CLASS B:
  Net Asset Value and offering price per share
   ($2,100,262 / 101,703 shares outstanding;
   125,000,000 shares authorized) ..................       $20.65(a)
                                                           ======
  CLASS C:
  Net Asset Value and offering price per share
   ($5,144,938 / 249,262 shares outstanding;
   125,000,000 shares authorized) ..................       $20.64(a)
                                                           ======
-----------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $113,882) ...... $ 3,005,192
  Interest ..........................................       4,409
                                                      -----------
  TOTAL INVESTMENT INCOME ...........................   3,009,601
                                                      -----------
EXPENSES:
  Investment advisory fees ..........................   2,770,974
  Distribution fees - Class AAA .....................     655,324
  Distribution fees - Class A .......................      23,818
  Distribution fees - Class B .......................      15,296
  Distribution fees - Class C .......................      39,108
  Shareholder services fees .........................     221,479
  Shareholder communications expenses ...............     146,958
  Custodian fees ....................................      81,697
  Interest expense ..................................      65,269
  Legal and audit fees ..............................      54,669
  Registration fees .................................      51,395
  Directors' fees ...................................      33,693
  Miscellaneous expenses ............................     106,651
                                                      -----------
  TOTAL EXPENSES ....................................   4,266,331
  Less: Custodian fee credit ........................         (30)
                                                      -----------
  NET EXPENSE .......................................   4,266,301
                                                      -----------
  NET INVESTMENT LOSS ...............................  (1,256,700)
                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..................  10,494,733
  Net realized gain on foreign currency
   transactions .....................................      43,223
  Net realized loss on gold bullion .................      (6,000)
  Net change in unrealized appreciation/
   depreciation on investment securities
   and foreign currency translations ................  75,519,344
                                                      -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY ..............  86,051,300
                                                      -----------
  NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................. $84,794,600
                                                      ===========

                 See accompanying notes to financial statements.

                              GAMCO GOLD FUND, INC.


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                            YEAR ENDED                YEAR ENDED
                                                                         DECEMBER 31, 2005         DECEMBER 31, 2004
                                                                        ------------------         -----------------

OPERATIONS:
   Net investment loss .................................................... $ (1,256,700)            $ (2,224,180)
   Net realized gain on investments and foreign currency transactions .....   10,531,956                4,146,761
   Net change in unrealized appreciation/depreciation on investments and
     foreign currency translations ........................................   75,519,344              (44,885,915)
                                                                            ------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........   84,794,600              (42,963,334)
                                                                            ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
    Class AAA .............................................................   (1,785,709)              (3,312,438)
    Class A ...............................................................      (25,461)                (181,165)
    Class B ...............................................................         (401)                  (7,311)
    Class C ...............................................................           --                  (22,921)
                                                                            ------------             ------------
                                                                              (1,811,571)              (3,523,835)
                                                                            ------------             ------------
   Net realized gain on investments
    Class AAA .............................................................   (7,242,973)                (142,675)
    Class A ...............................................................     (145,835)                  (7,803)
    Class B ...............................................................      (46,372)                    (315)
    Class C ...............................................................     (113,049)                    (987)
                                                                            ------------             ------------
                                                                              (7,548,229)                (151,780)
                                                                            ------------             ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................   (9,359,800)              (3,675,615)
                                                                            ------------             ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA .............................................................  (19,067,032)             (28,350,605)
    Class A ...............................................................   (7,893,130)               9,288,117
    Class B ...............................................................       57,817                  170,435
    Class C ...............................................................      (48,203)               1,673,158
                                                                            ------------             ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .............  (26,950,548)             (17,218,895)
                                                                            ------------             ------------
   REDEMPTION FEES ........................................................       65,462                  243,151
                                                                            ------------             ------------
   NET INCREASE (DECREASE) IN NET ASSETS ..................................   48,549,714              (63,614,693)
NET ASSETS:
   Beginning of period ....................................................  298,538,759              362,153,452
                                                                            ------------             ------------
   End of period (including undistributed net investment income of
     $0 and $0, respectively) ............................................. $347,088,473             $298,538,759
                                                                            ============             ============



                See accompanying notes to financial statements.
                                       8

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. GAMCO Gold Fund, Inc. (the "Fund"), formerly, Gabelli Gold Fund, Inc., was organized on May 13, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on July 11, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

debt  obligation  subject to an obligation of the seller to repurchase,  and the
Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2005, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's net asset value ("NAV") and magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund's use of the tax accounting practice known as equalization, and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended December 31, 2005, reclassifications were made to decrease accumulated net investment loss by $1,276,298 and to decrease accumulated net realized gain on investments and foreign currency transactions by $1,662,379, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 was as follows:

                                                    YEAR ENDED              YEAR ENDED
                                                 DECEMBER 31, 2005       DECEMBER 31, 2004
                                                 -----------------       -----------------
  DISTRIBUTIONS PAID FROM:
  Ordinary income (inclusive of short-term
    capital gains) ................................ $1,897,558               $3,675,615
  Long-term capital gains .........................  7,848,075                       --
                                                    ----------               ----------
  Total distributions paid ........................ $9,745,633               $3,675,615
                                                    ==========               ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of earnings/(losses) on a tax basis were as follows:

   Distributions  payable ............................  $       (248)
   Net unrealized appreciation on investments,
     foreign receivables and payables and foreign
     currency transactions ...........................   142,761,912
                                                        ------------
   Total accumulated gain ............................  $142,761,664
                                                        ============

For the year ended December 31, 2005, the Fund utilized net capital loss carryforwards of $1,111,697.

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at December 31, 2005:

                                      GROSS             GROSS         NET UNREALIZED
                                   UNREALIZED        UNREALIZED        APPRECIATION/
                      COST        APPRECIATION      DEPRECIATION      (DEPRECIATION)
                      ----        ------------      ------------      ---------------
Investments .... $206,247,796     $156,232,702     $(13,470,602)       $142,762,100

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2005, other than short-term securities, aggregated $11,891,681 and $47,809,645, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2005, Gabelli & Company informed the Fund that it received $12,855 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2005, the Fund reimbursed the Adviser $45,000 in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At December 31, 2005, there was a balance of $1,800,000 outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the year ended December 31, 2005 was $1,420,514, with a weighted average interest rate of 3.80%. The maximum amount borrowed at any time during the year ended December 31, 2005 was $6,471,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, The Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2005 and December 31, 2004 amounted to $65,462 and $243,151, respectively.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                       YEAR ENDED
                                                           DECEMBER 31, 2005                DECEMBER 31, 2004
                                                     ---------------------------      ----------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------     -------------     -----------    -------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------     ----------------------------
Shares sold .......................................   4,491,726     $  75,374,035       8,359,688    $ 135,858,380
Shares issued upon reinvestment of dividends ......     386,787         7,991,029         193,442        3,067,415
Shares redeemed ...................................  (6,305,131)     (102,432,096)    (10,480,259)    (167,276,400)
                                                     ----------     -------------     -----------    -------------
  Net decrease ....................................  (1,426,618)    $ (19,067,032)     (1,927,129)   $ (28,350,605)
                                                     ==========     =============     ===========    =============
                                                               CLASS A                           CLASS A
                                                     ----------------------------     ----------------------------
Shares sold .......................................      79,259     $   1,360,166         643,925    $  10,598,996
Shares issued upon reinvestment of dividends ......       7,399           152,715          11,530          182,863
Shares redeemed ...................................    (626,791)       (9,406,011)        (92,773)      (1,493,742)
                                                     ----------     -------------     -----------    -------------
  Net increase (decrease) .........................    (540,133)    $  (7,893,130)        562,682    $   9,288,117
                                                     ==========     =============     ===========    =============
                                                               CLASS B                           CLASS B
                                                     ----------------------------     ----------------------------
Shares sold .......................................      22,102     $     367,655          36,213    $     609,785
Shares issued upon reinvestment of dividends ......       1,235            25,333             271            4,291
Shares redeemed ...................................     (19,860)         (335,171)        (28,068)        (443,641)
                                                     ----------     -------------     -----------    -------------
  Net increase ....................................       3,477     $      57,817           8,416    $     170,435
                                                     ==========     =============     ===========    =============
                                                               CLASS C                           CLASS C
                                                     ----------------------------     ----------------------------
Shares sold .......................................      66,965     $   1,145,961         172,562    $   2,827,090
Shares issued upon reinvestment of dividends ......       4,990           102,289           1,293           20,442
Shares redeemed ...................................     (79,725)       (1,296,453)        (79,002)      (1,174,374)
                                                     ----------     -------------     -----------    -------------
  Net increase (decrease) .........................      (7,770)    $     (48,203)         94,853    $   1,673,158
                                                     ==========     =============     ===========    =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO GOLD FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                            INCOME FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
              --------------------------------------------------------   -----------------------------------------
                                                 Net
               Net Asset                     Realized and      Total                        Net
  Period         Value,          Net          Unrealized       from          Net         Realized
   Ended       Beginning     Investment     Gain (Loss) on   Investment   Investment      Gain on        Total
December 31    of Period   Income (Loss)(b)   Investments    Operations     Income      Investments   Distribution
-----------   ----------   ---------------- --------------   ----------   ----------    -----------   ------------
CLASS AAA
  2005          $16.00        $(0.07)          $ 5.45         $ 5.38       $(0.12)        $(0.46)       $(0.58)
  2004           18.18         (0.12)           (1.87)         (1.99)       (0.19)         (0.01)        (0.20)
  2003           12.28         (0.08)            6.11           6.03        (0.17)            --         (0.17)
  2002            6.56         (0.02)            5.74           5.72           --             --            --
  2001            5.26          0.07             1.30           1.37        (0.07)            --         (0.07)

CLASS A (A)
  2005          $15.97        $(0.07)          $ 5.43         $ 5.36       $(0.08)        $(0.46)       $(0.54)
  2004           18.16         (0.12)           (1.86)         (1.98)       (0.21)         (0.01)        (0.22)
  2003           12.28         (0.08)            6.11           6.03        (0.19)            --         (0.19)

CLASS B (A)
  2005          $15.93        $(0.19)          $ 5.37         $ 5.18       $(0.00)(d)     $(0.46)       $(0.46)
  2004           18.10         (0.23)           (1.87)         (2.10)       (0.08)         (0.00)(d)     (0.08)
  2003           12.28         (0.18)            6.07           5.89        (0.11)            --         (0.11)

CLASS C (A)
  2005          $15.92        $(0.19)          $ 5.37         $ 5.18           --         $(0.46)       $(0.46)
  2004           18.10         (0.23)           (1.87)         (2.10)      $(0.09)         (0.00)(d)     (0.09)
  2003           12.28         (0.18)            6.08           5.90        (0.12)            --         (0.12)



                                              RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                       -------------------------------------------------------------
                           Net Asset            Net Assets       Net
  Period                     Value,                End of    Investment                    Portfolio
   Ended        Redemption   End of     Total      Period      Income         Operating    Turnover
December 31        Fees(b)   Period    Return+   (in 000's)    (Loss)      Expenses(c)(e)    Rate
-----------     ---------- ---------   -------  -----------  ----------    --------------  --------
CLASS AAA
  2005            $0.00(d)   $20.80      33.6%    $333,104     (0.44)%          1.52%          4%
  2004             0.01       16.00     (10.9)     279,081     (0.73)           1.54          11
  2003             0.04       18.18      49.4      352,112     (0.58)           1.55          12
  2002               --       12.28      87.2      138,906     (0.15)           1.67          53
  2001               --        6.56      26.0       15,514      1.19            2.46          37

CLASS A (A)
  2005            $0.00(d)   $20.79      33.6%    $  6,739     (0.47)%          1.54%          4%
  2004             0.01       15.97     (10.8)      13,802     (0.76)           1.54          11
  2003             0.04       18.16      49.4        5,480     (0.58)           1.55          12

CLASS B (A)
  2005            $0.00(d)   $20.65      32.6%    $  2,100     (1.19)%          2.27%          4%
  2004             0.01       15.93     (11.6)       1,565     (1.49)           2.29          11
  2003             0.04       18.10      48.3        1,626     (1.33)           2.30          12

CLASS C (A)
  2005            $0.00(d)   $20.64      32.6%    $  5,145     (1.19)%          2.27%          4%
  2004             0.01       15.92     (11.5)       4,091     (1.49)           2.29          11
  2003             0.04       18.10      48.4        2,935     (1.33)           2.30          12

-----------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sale charges. Total return for the period of less than one year is not annualized.
(a) Class A, Class B, and Class C Shares were outstanding for the period December 27, 2002 through December 31, 2002. Financial Highlights are not presented for Class A, Class B, and Class C Shares as the information for this period is not considered meaningful.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) The Fund incurred interest expense during the years ended December 31, 2002 and 2001. If interest expense had not been incurred, the Class AAA ratios of operating expenses to average net assets would have been 1.64% and 2.40%, respectively.
(d) Amount represents less than $0.005 per share.
(e) The Fund incurred interest expense during the years ended December 31, 2005 and December 31, 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.50% and 1.52% (Class AAA), 1.51% and 1.52% (Class A), 2.25%, and 2.27% (Class B), and
    2.25%, and 2.27% (Class C), respectively.

                 See accompanying notes to financial statements.

GAMCO GOLD FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Directors of GAMCO Gold Fund, Inc.

We have audited the accompanying statement of assets and liabilities of GAMCO Gold Fund, Inc. (the "Fund") (formerly Gabelli Gold Fund, Inc.), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GAMCO Gold Fund, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                          /s/ ERNST & YOUNG, LLP

Philadelphia, Pennsylvania
February 14, 2006

GAMCO GOLD FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the GAMCO Gold Fund, Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to the GAMCO Gold Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1             TIME         OVERSEEN BY       PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
    AND AGE              SERVED 2       DIRECTOR         DURING PAST FIVE YEARS                         HELD BY DIRECTOR 4
----------------        --------      ------------       ----------------------                        -------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI       Since 1994          24       Chairman of the Board and Chief Executive         Director of Morgan
Director                                            Officer of GAMCO Investors, Inc. and              Group Holdings, Inc.
Age: 63                                             Chief Investment Officer - Value Portfolios       (holding company)
                                                    of Gabelli Funds, LLC and GAMCO Asset
                                                    Management Inc.; Chairman and Chief
                                                    Executive Officer of Lynch Interactive
                                                    Corporation (multimedia and services)
NON-INTERESTED DIRECTORS:
------------------------
E. VAL CERUTTI         Since 1994           7       Chief Executive Officer of Cerutti Consultants,   Director of Lynch
Director                                            Inc.; Adviser, Iona College School of Business    Corporation (diversified
Age: 66                                                                                               manufacturing)

ANTHONY J. COLAVITA    Since 1994          34       Partner in the law firm of                                 --
Director                                            Anthony J. Colavita, P.C.
Age: 70

WERNER J. ROEDER, MD   Since 1994          23       Director of Lawrence Hospital and                          --
Director                                            practicing private physician
Age: 65

ANTHONIE C. VAN EKRIS  Since 1994          18       Chairman of BALMAC International, Inc.                     --
Director                                            (commodities and futures trading)
Age: 71

SALVATORE J. ZIZZA     Since 2004          25       Chairman, Hallmark Electrical Supplies Corp.     Director of Hollis-
Director                                                                                             Eden Pharmaceuticals
Age: 60                                                                                              (biotechnology); Director
                                                                                                     of Earl Scheib, Inc.
                                                                                                     (automotive services)

DANIEL E. ZUCCHI       Since 1994           1       President of Daniel E. Zucchi Associates                   --
Director                                            (consulting); Formerly Senior Vice President
Age: 65                                             and Director of Consumer Marketing
                                                    of Hearst Magazine (through 1995)


GAMCO GOLD FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
================================================================================

                         TERM OF
                       OFFICE AND
NAME, POSITION(S)       LENGTH OF
    ADDRESS 1             TIME                    PRINCIPAL OCCUPATION(S)
    AND AGE              SERVED 2                  DURING PAST FIVE YEARS
----------------         --------                 -----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 2003                Executive Vice President and Chief Operating Officer
President and Treasurer                          of Gabelli Funds, LLC since 1988 and an officer of
Age: 54                                          all of the registered investment companies in the
                                                 Gabelli Funds complex. Director and President of
                                                 Gabelli Advisers, Inc. since 1998.

JAMES E. MCKEE         Since 1995                Vice President, General Counsel and Secretary of
Secretary                                        GAMCO Investors, Inc. since 1999 and GAMCO
Age: 42                                          Asset Management Inc. since 1993; Secretary of
                                                 all of the registered investment companies in the
                                                 Gabelli Funds complex.

PETER D. GOLDSTEIN     Since 2004                Director of Regulatory  Affairs for GAMCO Investors, Inc.
Age: 52                                          since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli Funds complex;
                                                 Vice President of Goldman Sachs Asset Management
                                                 from 2000 through 2004.

--------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. Effective November 16, 2005, Mr. Karl Otto Pohl resigned from the Board of Directors and now serves as Director Emeritus.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.




--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended December 31, 2005, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.1141, $0.0808, $0.0040, and $0.0000 and a long-term capital gain distribution totaling $0.4628, $0.4628, $0.4628, and $0.4628 per share for Class AAA, Class A, Class B, and Class C, respectively which is designated as a capital gain dividend. For the fiscal year ended December 31, 2005, 82.87% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distribution was qualified dividend income.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================
     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

      o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

      o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                              GAMCO GOLD FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

      Mario J. Gabelli, CFA             Werner J. Roeder, MD
      CHAIRMAN AND CHIEF                MEDICAL DIRECTOR
      EXECUTIVE OFFICER                 LAWRENCE HOSPITAL
      GAMCO INVESTORS, INC.

      E. Val Cerutti                    Anthonie C. van Ekris
      CHIEF EXECUTIVE  OFFICER          MANAGING  DIRECTOR
      CERUTTI CONSULTANTS, INC.         BALMAC INTERNATIONAL, INC.

      Anthony J. Colavita               Daniel E. Zucchi
      ATTORNEY-AT-LAW                   PRESIDENT
      ANTHONY J. COLAVITA, P.C.         DANIEL E. ZUCCHI ASSOCIATES

      Salvatore J. Zizza
      CHAIRMAN
      HALLMARK ELECTRICAL SUPPLIES CORP.

                         OFFICERS AND PORTFOLIO MANAGER

      Caesar Bryan                      Bruce N. Alpert
      PORTFOLIO MANAGER                 PRESIDENT AND TREASURER

      James E. McKee                    Peter D. Goldstein
      SECRETARY                         CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB008Q405SR

                                                                           GAMCO






GAMCO
GOLD
FUND,
INC.





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,300 for 2005 and $29,900 for 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2005 and $3,400 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 an $0 in 2004.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2005 and $68,400 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert,
                           Principal Executive Officer & Principal
                           Financial Officer


Date     March 8, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.